Subsequent Events (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Trading L.P. [Member]
Subsequent Events
10.	SUBSEQUENT EVENTS

The Partnership has performed its evaluation of subsequent events through March 23, 2012, the date the financial statements were available to be issued. Based on such evaluation, no events were discovered that required disclosure nor adjustment to the financial statements.